Shareholder Report, Holdings (Details)	Jun. 30, 2025
PSF GLOBAL PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF GLOBAL PORTFOLIO - CLASS I | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PSF GLOBAL PORTFOLIO - CLASS I | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF GLOBAL PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF GLOBAL PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PSF GLOBAL PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF GLOBAL PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF GLOBAL PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF GLOBAL PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF GLOBAL PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF GLOBAL PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF GLOBAL PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF GLOBAL PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF GLOBAL PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF GLOBAL PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
PSF GLOBAL PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF GLOBAL PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF GLOBAL PORTFOLIO - CLASS I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF GLOBAL PORTFOLIO - CLASS III | Affiliated Mutual Fund - Domestic Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
PSF GLOBAL PORTFOLIO - CLASS III | Affiliated Mutual Fund - International Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
PSF GLOBAL PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF GLOBAL PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PSF GLOBAL PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF GLOBAL PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PSF GLOBAL PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF GLOBAL PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF GLOBAL PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF GLOBAL PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF GLOBAL PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF GLOBAL PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF GLOBAL PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF GLOBAL PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF GLOBAL PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF GLOBAL PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF GLOBAL PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF GLOBAL PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF GLOBAL PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF GLOBAL PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF GLOBAL PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF GLOBAL PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[1]
PSF GLOBAL PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
PSF GLOBAL PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
PSF GLOBAL PORTFOLIO - CLASS III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF GLOBAL PORTFOLIO - CLASS III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF GLOBAL PORTFOLIO - CLASS III | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%	[1]
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
PSF PGIM 50/50 BALANCED PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
PSF PGIM BALLAST PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
PSF PGIM BALLAST PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
PSF PGIM BALLAST PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
PSF PGIM BALLAST PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment (0.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%	[1]
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM GOVERNMENT MONEY MARKET PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | BB [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | B [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | B [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PSF PGIM HIGH YIELD BOND PORTFOLIO - CLASS III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Independent Power & Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Independent Power & Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Independent Power & Renewable Electricity Producers
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1]
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
PSF PGIM JENNISON BLEND PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Affiliated Mutual Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
PSF PGIM JENNISON GROWTH PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS II | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment (2.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF PGIM JENNISON VALUE PORTFOLIO - CLASS III | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 12Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Affiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF PGIM Laddered Allocation S&P 500 Buffer 20 Portfolio - Class III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
PSF PGIM Total Return Bond Portfolio - Class I
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM Total Return Bond Portfolio - Class I | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
PSF PGIM Total Return Bond Portfolio - Class I | AA [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
PSF PGIM Total Return Bond Portfolio - Class I | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
PSF PGIM Total Return Bond Portfolio - Class I | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PSF PGIM Total Return Bond Portfolio - Class I | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PSF PGIM Total Return Bond Portfolio - Class I | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PSF PGIM Total Return Bond Portfolio - Class I | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PSF PGIM Total Return Bond Portfolio - Class I | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
PSF PGIM Total Return Bond Portfolio - Class I | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III
Holdings [Line Items]
Percent of Total Investments	100.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	31.90%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | AA [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | BB [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | B [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | CCC and Below [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | NR [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.30%)
PSF PGIM TOTAL RETURN BOND PORTFOLIO - Class III | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	121.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class I | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Textiles, Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Containers And Packaging [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(21.60%)
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	121.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment (21.7% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Mortgage Real Estate Investment Trusts (REITs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Hotel & Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS III | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS I | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - CLASS I | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - CLASS I | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PSF STOCK INDEX PORTFOLIO - CLASS I | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF STOCK INDEX PORTFOLIO - CLASS I | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF STOCK INDEX PORTFOLIO - CLASS I | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO - CLASS I | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS I | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF STOCK INDEX PORTFOLIO - CLASS I | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS I | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS I | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
PSF STOCK INDEX PORTFOLIO - CLASS I | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PSF STOCK INDEX PORTFOLIO - CLASS I | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PSF STOCK INDEX PORTFOLIO - CLASS I | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS I | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS I | Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF STOCK INDEX PORTFOLIO - CLASS I | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PSF STOCK INDEX PORTFOLIO - CLASS III
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PSF STOCK INDEX PORTFOLIO - CLASS III | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - CLASS III | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PSF STOCK INDEX PORTFOLIO - CLASS III | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PSF STOCK INDEX PORTFOLIO - CLASS III | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PSF STOCK INDEX PORTFOLIO - CLASS III | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PSF STOCK INDEX PORTFOLIO - CLASS III | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PSF STOCK INDEX PORTFOLIO - CLASS III | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PSF STOCK INDEX PORTFOLIO - CLASS III | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PSF STOCK INDEX PORTFOLIO - CLASS III | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PSF STOCK INDEX PORTFOLIO - CLASS III | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PSF STOCK INDEX PORTFOLIO - CLASS III | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
PSF STOCK INDEX PORTFOLIO - CLASS III | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PSF STOCK INDEX PORTFOLIO - CLASS III | Total Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PSF STOCK INDEX PORTFOLIO - CLASS III | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PSF STOCK INDEX PORTFOLIO - CLASS III | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PSF STOCK INDEX PORTFOLIO - CLASS III | Affiliated Mutual Fund - Short-Term Investment (3.1% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PSF STOCK INDEX PORTFOLIO - CLASS III | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%

[1]	Consists of Industries that each make up less than 0.5% of the Portfolio's net assets
[2]	Less than 0.05%